Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Delaware Group Equity Funds V and Shareholders of Macquarie Wealth Builder Fund

In planning and performing our audit of the financial statements of Delaware Wealth Builder Fund (now known as Macquarie Wealth Builder Fund) (one of the funds constituting Delaware Group Equity Funds V, referred to hereafter as the “Fund”) as of and for the year ended November 30, 2023, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Fund’s internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN/A, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Fund’s internal control over financial reporting.

The management of the Fund is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and trustees of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Fund’s internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted the following deficiency in the Fund’s internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of November 30, 2023.

A material weakness exists in the design and operating effectiveness of controls over the assessment of the gross income test requirement to qualify as a regulated investment company for US federal income tax purposes. Specifically, controls were not designed to ensure completeness of income from investments that management had identified as potentially giving rise to non-qualifying income in the gross income test when an investment is sold in the prior year and the income for that investment is recognized in the subsequent tax year. As a result, management did not identify timely that the Fund had failed the gross income test to enable the recording of the associated tax liability in the relevant fiscal year. This material weakness resulted in the restatement of the Fund’s financial statements for the year ended November 30, 2023.

Management is implementing enhancements to the Fund’s controls to remediate the material weakness described above. Management will enhance the controls over monitoring of investments that potentially give rise to non-qualifying income and have differences in timing of income recognition for US federal income tax purposes to ensure completeness of income in the gross income test calculation. We have not performed any procedures to assess this proposed corrective action, including its sufficiency in addressing the material weakness described above.

This report is intended solely for the information and use of the Board of Trustees of Delaware Group Equity Funds V and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 14, 2025